UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2021

Date of reporting period:	June 1, 2020 — November 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Investments

Putnam Mortgage Opportunities Fund

Semiannual report
11 | 30 | 20

FUND SYMBOL
CLASS A
PMORX

Putnam
Mortgage Opportunities
Fund

Semiannual report
11 | 30 | 20

Message from the Trustees

January 12, 2021

Dear Fellow Shareholder:

The world is welcoming 2021 with high hopes for the global economy and public health. Although COVID-19 infections have reached new levels, distribution of vaccines is underway, boosting optimism about a return to normal in the not-too-distant future. In the United States, President-elect Biden will take office with new proposals to rebuild the economy. The stock and bond markets start the year in good shape, indicating that investors are willing to look beyond current challenges and see the potential for renewed economic growth.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 7–8 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

For the periods, the fund had expense limitations, without which returns would have been lower.

* Source: Lipper, a Refinitiv company.

† Performance for class A shares before their inception (7/1/19) is derived from the historical performance of class I shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares

‡ Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 11/30/20. See above and 7–8 for additional fund performance information. Index descriptions can be found on page 12.

2 Mortgage Opportunities Fund

Mike, what was the fund’s investment environment like during the period?

The market sectors that the fund focuses on generally performed well during the six-month reporting period. Agency credit-risk transfer [CRT] securities, which are part of our residential mortgage-backed allocation, generated exceptionally strong performance early on. CRT spreads tightened substantially during 2020’s second quarter, aided by housing-related government policy measures in response to COVID-19, housing market strength, and optimism about the reopening of the economy. The rally in CRT securities enabled the subsector to recoup most of the performance downturn that occurred during the sharp sell-off in March 2020.

Commercial mortgage-backed securities [CMBS] continued to lag the recovery seen in most other market sectors, due largely to ongoing uncertainty about the extent of social-distancing measures. Late in the period, however, CMBS rallied along with risk assets generally, as positive news on a COVID-19 vaccine bolstered investors’ outlook about the strength of the economic recovery in 2021.

A surge in mortgage refinancing activity caused prepayment speeds to accelerate during June and July. This weighed on most of our strategies targeting prepayment risk, except for our mortgage basis positioning, which I discuss further below. Prepayment speeds began to stabilize in August. This gave investors greater confidence in their ability to build models that anticipate speeds going forward, even if they remain at higher levels.

Would you remind us of the fund’s investment process?

The fund focuses on securitized mortgage sectors, seeking to capitalize on the different risk-adjusted return opportunities that we believe are available in those areas of the market. We

Mortgage Opportunities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 11/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 11/30/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Opportunities Fund

emphasize agency collateralized mortgage obligations [CMOs], CMBS, and residential mortgage-backed securities [RMBS]. Exposure to these sectors allows us to diversify the fund’s risk across mortgage prepayment, commercial mortgage, and residential credit dynamics. In addition, we expect to use various derivatives and agency pass-throughs to hedge interest-rate and other risks within our CMO holdings. We will also use derivatives for non-hedging purposes, such as gaining or adjusting our exposure to mortgage-backed investments.

Which holdings and strategies had the greatest influence on the fund’s performance this period?

Mortgage credit holdings added the most value for the period, led by our positions in agency CRT for the reasons cited earlier. Agency CRT also benefited from a growing borrower base capitalizing on lower mortgage interest rates and improved home affordability.

Within CMBS, synthetic exposure via CMBX drove positive performance for the fund in that sector. [CMBX is a group of tradeable indexes that each reference a basket of 25 CMBS issued in a particular year.] There continues to be a degree of negative sentiment toward certain property types, most notably hotels and malls, which are dependent upon the ability of consumers to gather in one place. However, the development and distribution of effective COVID-19 vaccines has sparked optimism about the ultimate duration of social-distancing measures. This, in turn, limits the potential magnitude of distress in the CMBS sector, in our view.

Our holdings of cash CMBS slightly detracted, as the recovery in cash bonds lagged early in the period. Prices staged a modest rebound as the period progressed, aided by improving liquidity. That said, we think greater clarity is needed, particularly in lower-rated CMBS tranches, before a more robust rebound can occur.

Strategies targeting prepayment risk provided a further boost to fund performance, driven by our mortgage-basis positioning. Our mortgage basis strategy reflects our view on the yield differential between prevailing mortgage rates and U.S. Treasuries. The strategy added value as spreads on agency pass-throughs tightened throughout 2020’s third quarter.

How did you use derivatives during the period?

We used CMBX credit default swaps to hedge the fund’s CMBS credit and market risks, and to gain access to specific areas of the market. We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

What is your near - term outlook?

The U.S. economy is reopening at varying degrees, depending upon the state and/or region of the country. Continuing recovery in the U.S. economy and the rollout of COVID-19 vaccinations have bolstered market confidence that there is light at the end of the pandemic tunnel, in our view. We think the potential for additional fiscal stimulus has also brightened investors’ moods.

Within the CMBS market, we believe borrowers with access to capital will continue to make investments in properties that were performing well before the pandemic hampered their revenue streams. As a result, we continue to have conviction in the fund’s CMBX exposure, which consists primarily of long positions in the Series 6 BBB index representing 2012 issuance. We believe current valuations fairly compensate investors for existing risk levels and provide an attractive risk premium.

Fundamental credit analysis and security selection are particularly important in the current market environment. While we believe some parts of the CMBS market will likely continue to struggle, there are CMBS backed by what we consider to be strong underlying collateral that have suffered amid widespread fear of the sector. We

Mortgage Opportunities Fund 5

think many of these bonds represent attractive investment opportunities. For example, these include newer-vintage CMBS with single-A ratings, as well as BBB-rated bonds with moderate exposure to hotel and retail properties.

Within residential mortgage credit, we believe the agency CRT sector directly benefits from the efforts of the federal government, as well as government-sponsored enterprises such as Fannie Mae and Freddie Mac, to keep people in their homes. We also believe the dislocations that occurred in March have been mitigated by U.S. monetary and fiscal policy and the gradual reopening of the economy. Consequently, we continue to find value across numerous segments of the residential mortgage-backed market.

In prepayment-sensitive areas of the market, despite a recent increase in refinancing activity leading to faster prepayment speeds on underlying securities, we continue to find value in agency interest-only [IO] CMOs and inverse IOs backed by jumbo loans and more seasoned collateral. We also believe IO securities structured from reverse mortgages continue to offer value. Overall, we view prepayment-related opportunities as attractive sources of diversification for the fund.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

6 Mortgage Opportunities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended November 30, 2020, the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Institutional Investors section at putnam.com (class I), Individual Investors section at putnam.com (classes A, C, R6, and Y), or call Putnam at 1-800-487-0024. Class I shares are not available to all investors. See the Terms and definitions section in this report for the definition of the share classes offered by your fund.

Fund performance Total return for periods ended 11/30/20

	Life of fund	Annual average	5 years	Annual average	3 years	Annual average	1 year	6 months
Class A (7/1/19)
Before sales charge	13.47%	2.26%	14.14%	2.68%	4.90%	1.61%	–7.36%	5.48%
After sales charge	8.93	1.53	9.58	1.85	0.70	0.23	–11.07	1.26
Class C (7/1/19)
Before CDSC	8.77	1.50	9.92	1.91	2.53	0.84	–8.14	5.07
After CDSC	8.77	1.50	9.92	1.91	2.53	0.84	–9.00	4.07
Class I (4/7/15)
Net asset value	15.94	2.65	16.28	3.06	6.00	1.96	–7.09	5.61
Class R6 (6/1/20)
Net asset value	15.69	2.61	16.03	3.02	5.88	1.92	–7.10	5.59
Class Y (7/1/19)
Net asset value	15.14	2.53	15.60	2.94	5.70	1.86	–7.13	5.61

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge, levied at the time of purchase. Class C share returns after CDSC reflect a 1% CDSC the first year that is eliminated thereafter. Class I, R6, and Y shares have no initial sales charge or CDSC. Performance for class A, C, R6, and Y shares before their inception is derived from the historical performance of class I shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares.

For the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 11/30/20

	Life of fund	Annual average	5 years	Annual average	3 years	Annual average	1 year	6 months
ICE BofA U.S. Treasury Bill
Index	6.34%	1.09%	6.30%	1.23%	5.13%	1.68%	0.88%	0.08%
Bloomberg Barclays U.S.
MBS Index	16.35	2.72	15.95	3.00	11.69	3.75	3.94	0.05
Lipper Absolute Return
Funds category average*	11.03	1.70	13.51	2.37	4.60	1.26	1.72	5.19

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and life-of-fund periods ended 11/30/20, there were 169, 167, 152, 129, and 116 funds, respectively, in this Lipper category.

Mortgage Opportunities Fund 7

Fund price and distribution information For the six-month period ended 11/30/20

Distributions		Class A		Class C	Class I	Class R6	Class Y
Number		6		6	6	6	6
Income		$0.150		$0.115	$0.162	$0.161	$0.162
Capital gains		—		—	—	—	—
Total		$0.150		$0.115	$0.162	$0.161	$0.162
	Before		After	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value
5/31/20	$9.01		$9.39	$9.01	$9.02	—	$9.02
6/1/20 *	—		—	—	—-	$9.02	—
11/30/20	9.35		9.74	9.35	9.36	9.36	9.36
	Before		After	Net	Net	Net	Net
Current rate	sales		sales	asset	asset	asset	asset
(end of period)	charge		charge	value	value	value	value
Current dividend rate[1]	1.60%		1.54%	1.22%	1.73%	1.73%	1.73%
Current 30-day SEC yield
(with expense limitation)[2,3]	N/A		4.11	3.36	4.40	4.36	4.37
Current 30-day SEC yield
(without expense
limitation)[3]	N/A		3.86	3.11	4.15	4.11	4.12

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class R6 share.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/20

	Life of fund	Annual average	5 years	Annual average	3 years	Annual average	1 year	6 months
Class A (7/1/19)
Before sales charge	15.35%	2.52%	16.28%	3.06%	5.62%	1.84%	–6.52%	3.94%
After sales charge	10.74	1.79	11.63	2.22	1.40	0.46	–10.26	–0.22
Class C (7/1/19)
Before CDSC	10.62	1.78	12.14	2.32	3.39	1.12	–7.11	3.67
After CDSC	10.62	1.78	12.14	2.32	3.39	1.12	–8.02	2.67
Class I (4/7/15)
Net asset value	17.88	2.91	18.54	3.46	6.74	2.20	–6.25	4.07
Class R6 (6/1/20)
Net asset value	17.63	2.87	18.28	3.41	6.63	2.16	–6.26	4.07
Class Y (7/1/19)
Net asset value	17.07	2.79	17.82	3.33	6.44	2.10	–6.28	4.07

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

8 Mortgage Opportunities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class I	Class R6	Class Y
Net expenses for the fiscal year
ended 5/31/20*	0.79%<	1.54%<	0.48%	0.52%#	0.54%<
Total annual operating expenses for the fiscal
year ended 5/31/20	1.01%<	1.76%<	0.70%	0.74%#	0.76%<
Annualized expense ratio for the six-month
period ended 11/30/20	0.76%	1.51%	0.47%	0.51%	0.50%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

< Other expenses shown have been annualized.

# Other expenses are based on expenses of class Y shares, restated to reflect the lower investor servicing fees applicable to class R6 shares.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/21.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class from 6/1/20 to 11/30/20. For a new class, the expenses shown are for the period from the inception date of the class to 11/30/20. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The table also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class I	Class R6	Class Y
Expenses paid per $1,000*†	$3.91	$7.76	$2.42	$2.63	$2.58
Ending value (after expenses)	$1,054.80	$1,050.70	$1,056.10	$1,055.90	$1,056.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/20, or in the case of a new class, the average net assets of the class from the inception date for the class to 11/30/20. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Mortgage Opportunities Fund 9

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/20, use the following calculation method. To find the value of your investment on 6/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class I	Class R6	Class Y
Expenses paid per $1,000*†	$3.85	$7.64	$2.38	$2.59	$2.54
Ending value (after expenses)	$1,021.26	$1,017.50	$1,022.71	$1,022.51	$1,022.56

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/20, or in the case of a new class, the average net assets of the class from the inception date for the class to 11/30/20. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 Mortgage Opportunities Fund

Consider these risks before investing

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Mortgage-and asset-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising privately issued residential and commercial mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities, which, during periods of difficult economic conditions, may experience an increase in delinquencies and losses as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Mortgage Opportunities Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions and are calculated by dividing the net assets of the fund’s shares by the number of outstanding fund shares.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After sales charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class C shares and assumes redemption at the end of the period. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class I shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to institutional clients and other investors who meet minimum investment requirements.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and approved clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index includes a group of tradeable indexes that reference a basket of 25 CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom, assumes no liability in connection with the use of the foregoing, and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

12 Mortgage Opportunities Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of November 30, 2020, Putnam employees had approximately $525,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Mortgage Opportunities Fund 13

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry —that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as the fund’s assets under management increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation

14 Mortgage Opportunities Fund

applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least September 30, 2021. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.46% of its average net assets through at least September 30, 2021. During its fiscal year ending in 2019, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are

Mortgage Opportunities Fund 15

not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that the cumulative total return performance at net asset value for class A shares (for periods prior to the inception of class A shares on July 1, 2019, the performance of class A shares was derived from the historical performance of class I shares) was in the following quartiles of its Lipper peer group (Lipper Absolute Return Funds) for the one-year and three-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	2nd
Three-year period	1st

Over the one-year and three-year periods ended December 31, 2019, there were 195 and 168 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

16 Mortgage Opportunities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Opportunities Fund 17

The fund’s portfolio 11/30/20 (Unaudited)

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)*	amount	Value
Agency collateralized mortgage obligations (35.1%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$889,264	$202,353
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.809%, 3/15/41	69,596	13,004
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.559%, 2/15/41	44,242	4,314
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.559%, 7/15/40	339,661	23,315
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.509%, 4/15/40	258,535	24,295
REMICs IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.409%, 5/15/41	934,703	111,490
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.409%, 10/15/36	653,374	19,343
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.409%, 10/15/33	2,321,554	480,135
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.359%, 10/15/40	311,541	62,302
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.059%, 7/15/48	3,519,932	545,019
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.059%, 5/15/48	3,109,427	384,792
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.059%, 11/15/47	7,417,881	982,869
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	699,089	172,364
REMICs IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.909%, 5/15/39	476,872	6,833
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.909%, 8/15/38	14,292	320
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 8/25/49	3,104,391	447,343
REMICs Ser. 4560, IO, 5.82%, 5/15/39	1,363,537	258,800
REMICs IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.809%, 1/15/42	417,514	76,835
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	145,453	19,229
REMICs Ser. 4127, Class PI, IO, 4.50%, 7/15/42	937,579	91,449
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	256,902	24,201
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	235,646	6,157
REMICs Ser. 4707, Class AI, IO, 4.00%, 7/15/47	1,018,303	80,204
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	828,787	73,966
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	344,903	32,929
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	100,607	10,663
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	42,758	5,236
REMICs Ser. 4462, Class PI, IO, 4.00%, 4/15/45	54,218	5,898
REMICs Ser. 4425, IO, 4.00%, 1/15/45	292,985	31,039
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	49,890	7,835
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	188,510	18,808
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	29,489	3,146
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	23,025	931
REMICs Ser. 4386, Class IL, IO, 4.00%, 12/15/43	513,308	46,403
REMICs Ser. 4299, Class JI, IO, 4.00%, 7/15/43	152,997	7,083
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	302,203	36,540
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	316,236	21,304
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	275,964	16,282
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	317,074	14,944
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	39,713	2,750
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	108,788	8,171
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	636,321	41,361
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	68,052	5,260
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	72,995	3,906
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	147,929	8,506
REMICs Ser. 4475, Class CI, IO, 3.50%, 1/15/44	836,703	22,647
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	31,325	528
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	135,276	1,627
REMICs Ser. 4663, Class TI, IO, 3.50%, 10/15/42	70,216	351
REMICs Ser. 4413, Class HI, IO, 3.50%, 3/15/40	511,303	6,623
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	391,738	6,455
REMICs Ser. 3904, Class NI, IO, 3.50%, 8/15/26	335,916	15,539
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	701,667	45,660
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	801,537	78,770
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	242,825	9,961
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	52,787	3,004
REMICs Ser. 4550, Class AI, IO, 3.00%, 10/15/40	720,138	15,555
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	19,225	86

18 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.60%, 5/25/40	$13,657	$16,661
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.45%, 9/25/43	548,442	120,914
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.30%, 4/25/42	153,189	26,509
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.25%, 4/25/40	127,832	25,053
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.10%, 6/25/48	2,429,292	506,495
REMICs IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.05%, 6/25/40	34,083	1,520
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	693,073	166,365
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	82,917	17,492
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	371,645	83,369
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,717,938	320,129
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	40,573	289
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.00%, 5/25/49	4,818,054	981,679
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 5/25/49	5,424,799	955,470
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 4/25/49	3,027,291	651,532
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 11/25/46	1,538,070	345,127
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 11/25/46	4,145,339	818,704
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 9/25/46	1,148,613	230,674
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 5/25/39	3,201,774	615,637
REMICs IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.95%, 4/25/39	7,964	129
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.90%, 10/25/49	3,134,294	239,491
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.90%, 6/25/49	5,091,521	753,649
REMICs IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 5.90%, 9/25/42	245,075	49,921
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 11/25/49	6,594,469	930,168
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 11/25/49	9,015,101	1,357,416
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 8/25/46	5,756,642	1,303,131
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 12/25/41	5,870,990	1,341,109
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 2/25/41	1,412,432	137,504
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.85%, 7/25/39	346,199	15,712
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.75%, 10/25/41	377,122	60,485
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,303,353	217,396
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	372,013	55,155
REMICs Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	979,375	172,914
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,294,316	156,955
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	279,799	33,128
REMICs Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	1,234,018	45,482
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	5,932,950	733,841
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	1,021,606	68,735
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	1,343,854	123,043
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	219,411	23,363
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	303,569	28,811
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	144,427	5,082
REMICs Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	198,186	19,158
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	1,033,750	85,233
REMICs Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	28,473	335
REMICs Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	283,694	22,794
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	118,765	9,056
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,298,221	49,653
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	1,323,000	51,524
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	81,594	4,156
REMICs Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	26,334	262
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	40,691	3,408
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	112,261	4,247
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	242,462	9,368
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	262,661	11,615
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	429,738	3,377
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.604%, 1/20/43	2,676,928	647,766
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.554%, 12/20/43	1,205,687	260,633
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 6.549%, 11/16/41	862,646	204,378

Mortgage Opportunities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.539%, 1/16/40	$2,188,255	$354,554
Ser. 16-164, IO, 6.50%, 12/20/46	959,371	199,910
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.454%, 4/20/38	49,148	12,294
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.359%, 8/16/38	143,555	1,048
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.154%, 8/20/50	2,220,689	501,743
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.104%, 7/20/48	1,108,754	179,138
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.059%, 9/16/44	3,182,304	925,693
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.054%, 6/20/48	1,216,044	186,994
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.009%, 1/16/44	2,767,239	549,852
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.009%, 9/16/43	7,155,045	1,383,643
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.004%, 11/20/43	1,773,602	349,954
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.004%, 3/20/43	327,644	32,476
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	53,340	11,200
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 7/20/49	9,051,931	1,346,475
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 6/20/49	6,769,611	990,110
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 10/20/45	50,166	10,778
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 4/20/44	646,245	129,436
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 4/20/44	36,879	6,701
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 2/20/44	3,482,260	691,686
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 1/20/44	3,884,423	755,680
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.954%, 12/20/43	33,475	7,087
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 2/20/50	1,027,825	126,137
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 1/20/50	8,565,921	1,487,707
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 9/20/49	4,915,164	692,153
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 8/20/49	255,649	36,067
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 6/20/49	351,218	43,742
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.904%, 6/20/43	1,321,021	252,357
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.854%, 10/20/49	4,276,860	1,194,976
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.854%, 7/20/40	51,493	3,124
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.854%, 11/20/39	114,685	4,544
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	807,313	176,414
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	117,567	13,137
Ser. 18-77, IO, 5.00%, 6/20/48	872,858	123,021
Ser. 17-123, IO, 5.00%, 8/16/47	491,034	91,364
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	133,110	23,845
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,537,900	253,938
Ser. 16-42, IO, 5.00%, 2/20/46	314,949	54,266
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	413,729	51,240
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	517,427	91,155
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,277,962	254,188
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	745,624	135,405
Ser. 14-132, IO, 5.00%, 9/20/44	1,272,933	220,892
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	34,300	6,284
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	193,669	34,376
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	487,826	96,101
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	14,498	2,552
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	692,722	78,643
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	68,255	12,606
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	15,072	2,695
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	849,646	151,178
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	88,358	15,591
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,293,762	210,897
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	131,898	18,154
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	35,846	4,631
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	4,439,276	817,040
Ser. 16-49, IO, 4.50%, 11/16/45	417,311	69,806
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	4,516,004	810,397
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	57,991	9,384
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	519,772	43,292

20 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	$77,547	$14,625
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	282,477	44,271
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	396,325	41,763
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	43,376	4,700
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	178,867	26,310
Ser. 12-129, IO, 4.50%, 11/16/42	94,750	17,218
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	67,545	11,307
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	643,497	87,461
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	320,988	13,005
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	41,981	6,602
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	30,445	4,760
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	20,980	3,227
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	2,351,822	366,226
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,184,279	213,170
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	8,179,334	879,364
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	764,271	94,107
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	467,737	26,153
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	754,569	90,458
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	446,102	27,760
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	455,630	61,510
Ser. 16-69, IO, 4.00%, 5/20/46	80,008	9,785
Ser. 16-29, IO, 4.00%, 2/16/46	295,766	45,831
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	78,076	10,882
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	55,752	7,490
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	274,484	28,168
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	189,025	18,866
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	3,090,828	415,222
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	116,390	20,950
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	50,466	5,924
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	49,745	5,361
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	4,956,131	520,394
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,213,613	83,478
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	706,038	19,858
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,148,830	93,796
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,114,662	115,332
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	270,487	16,229
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,340,748	226,935
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	173,614	13,061
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	125,996	17,137
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	183,513	12,576
Ser. 17-H05, Class CI, IO, 3.818%, 2/20/67	6,679,687	751,318
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	398,918	15,245
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	36,520	869
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	39,261	2,672
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,010,854	64,910
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	107,911	12,410
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	172,822	18,013
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	40,985	5,328
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	697,138	5,117
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	52,300	4,238
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	33,016	2,097
Ser. 13-14, IO, 3.50%, 12/20/42	50,860	4,128
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	656,071	126,323
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	44,030	2,822
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	2,343,211	129,209
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,479,460	119,180
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	187,313	5,410
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	497,889	12,761
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	5,701	13

Mortgage Opportunities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	$230,940	$2,946
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	430,754	18,307
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	242,630	8,445
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	707,125	46,564
Ser. 16-H27, Class EI, IO, 3.302%, 12/20/66	3,615,252	303,269
Ser. 16-H06, Class AI, IO, 3.22%, 2/20/66	1,450,963	124,140
Ser. 15-H04, Class AI, IO, 3.202%, 12/20/64	3,443,698	248,955
Ser. 15-H10, Class HI, IO, 3.111%, 4/20/65	166,484	13,302
Ser. 18-H11, Class JI, IO, 3.102%, 7/20/68	3,238,254	317,997
Ser. 20-H04, Class AI, IO, 3.058%, 2/20/70	14,708,810	1,496,871
Ser. 18-H11, Class AI, IO, 3.039%, 2/20/68	3,025,494	298,175
Ser. 19-H14, Class IB, IO, 3.027%, 8/20/69	370,599	38,678
Ser. 16-H02, Class HI, IO, 3.012%, 1/20/66	213,049	14,871
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	477,553	25,072
Ser. 19-H09, Class EI, IO, 2.989%, 4/20/69	3,385,384	353,922
Ser. 17-H21, Class AI, IO, 2.926%, 10/20/67	6,083,642	563,382
Ser. 16-H18, Class QI, IO, 2.861%, 6/20/66	1,926,841	197,669
Ser. 19-H03, Class AI, IO, 2.839%, 11/20/68	11,472,060	1,151,577
Ser. 16-H04, Class KI, IO, 2.838%, 2/20/66	98,137	6,513
Ser. 15-H03, Class DI, IO, 2.835%, 1/20/65	234,124	18,660
Ser. 17-H20, Class GI, IO, 2.831%, 9/20/67	5,196,575	496,850
Ser. 17-H16, Class JI, IO, 2.83%, 8/20/67	521,141	59,544
Ser. 17-H08, Class DI, IO, 2.733%, 2/20/67	777,423	110,944
Ser. 15-H13, Class AI, IO, 2.618%, 6/20/65	294,368	24,973
Ser. 17-H18, Class DI, IO, 2.498%, 9/20/67	1,377,728	155,839
Ser. 16-H17, Class DI, IO, 2.497%, 7/20/66	2,106,642	181,660
Ser. 18-H05, Class BI, IO, 2.47%, 2/20/68	1,870,596	216,872
FRB Ser. 15-H16, Class XI, IO, 2.447%, 7/20/65	74,015	7,120
Ser. 17-H03, Class EI, IO, 2.446%, 1/20/67	582,632	74,044
Ser. 16-H26, Class KI, IO, 2.444%, 11/20/66	3,556,939	249,900
Ser. 17-H08, Class EI, IO, 2.418%, 2/20/67	2,409,984	251,193
Ser. 17-H04, Class BI, IO, 2.396%, 2/20/67	4,559,737	488,667
Ser. 18-H07, Class IE, IO, 2.383%, 2/20/68	7,138,870	468,096
Ser. 17-H11, Class NI, IO, 2.383%, 5/20/67	4,292,956	425,260
Ser. 10-H22, Class CI, IO, 2.367%, 10/20/60	203,926	10,757
Ser. 16-H23, Class NI, IO, 2.356%, 10/20/66	237,411	22,601
Ser. 16-H21, Class AI, IO, 2.339%, 9/20/66	3,123,441	310,158
Ser. 17-H13, Class QI, IO, 2.332%, 6/20/67	1,869,893	176,249
Ser. 17-H02, Class BI, IO, 2.315%, 1/20/67	2,808,767	277,506
Ser. 17-H08, Class NI, IO, 2.272%, 3/20/67	475,640	43,141
Ser. 17-H14, Class JI, IO, 2.261%, 6/20/67	2,097,285	270,493
Ser. 16-H27, Class BI, IO, 2.257%, 12/20/66	723,997	69,247
Ser. 18-H02, Class HI, IO, 2.249%, 1/20/68	4,534,294	522,861
Ser. 17-H20, Class AI, IO, 2.24%, 10/20/67	3,204,965	373,579
Ser. 18-H02, Class IM, IO, 2.231%, 2/20/68	2,419,441	296,273
Ser. 17-H06, Class BI, IO, 2.218%, 2/20/67	1,106,136	108,457
Ser. 17-H06, Class MI, IO, 2.216%, 2/20/67	1,662,048	152,785
Ser. 17-H20, Class DI, IO, 2.206%, 10/20/67	1,310,526	154,636
Ser. 15-H20, Class CI, IO, 2.188%, 8/20/65	139,961	13,002
Ser. 17-H09, IO, 2.187%, 4/20/67	470,583	38,415
Ser. 17-H10, Class MI, IO, 2.183%, 4/20/67	5,198,628	405,493
Ser. 18-H01, Class AI, IO, 2.179%, 1/20/68	8,020,025	884,609
Ser. 17-H20, Class HI, IO, 2.179%, 10/20/67	1,032,124	118,299
Ser. 16-H24, IO, 2.144%, 9/20/66	307,926	32,783
Ser. 15-H29, Class HI, IO, 2.10%, 9/20/65	2,302,535	144,139
Ser. 15-H22, Class HI, IO, 2.069%, 8/20/65	2,706,222	252,761
Ser. 17-H19, Class MI, IO, 2.057%, 4/20/67	1,088,839	104,420
Ser. 15-H24, Class HI, IO, 2.045%, 9/20/65	152,732	8,132
Ser. 15-H15, Class JI, IO, 1.954%, 6/20/65	159,483	13,971

22 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H11, Class DI, IO, 1.935%, 5/20/67	$336,659	$32,627
Ser. 17-H16, Class HI, IO, 1.934%, 8/20/67	3,143,021	255,810
Ser. 15-H25, Class BI, IO, 1.929%, 10/20/65	116,726	10,354
Ser. 17-H09, Class DI, IO, 1.901%, 3/20/67	1,668,430	134,160
Ser. 15-H25, Class CI, IO, 1.894%, 10/20/65	109,442	8,909
Ser. 18-H08, Class FI, IO, 1.891%, 6/20/68	2,587,646	239,259
Ser. 15-H26, Class DI, IO, 1.869%, 10/20/65	118,281	10,521
Ser. 16-H22, IO, 1.867%, 10/20/66	4,024,032	295,082
Ser. 15-H23, Class DI, IO, 1.851%, 9/20/65	144,756	11,508
Ser. 15-H25, Class EI, IO, 1.848%, 10/20/65	130,928	10,356
Ser. 15-H18, Class IA, IO, 1.832%, 6/20/65	100,069	5,714
Ser. 15-H20, Class AI, IO, 1.825%, 8/20/65	132,507	10,574
Ser. 17-H03, Class DI, IO, 1.817%, 12/20/66	2,723,443	284,559
Ser. 15-H10, Class CI, IO, 1.801%, 4/20/65	143,926	10,775
Ser. 15-H26, Class GI, IO, 1.798%, 10/20/65	75,751	6,037
Ser. 17-H14, Class EI, IO, 1.789%, 6/20/67	2,548,704	191,510
Ser. 17-H06, Class DI, IO, 1.781%, 2/20/67	711,430	53,002
Ser. 17-H22, Class EI, IO, 1.769%, 10/20/67	1,202,703	109,642
Ser. 13-H15, Class CI, IO, 1.752%, 7/20/63	1,883,806	57,368
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65	92,986	6,807
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65	184,012	14,132
Ser. 17-H14, Class DI, IO, 1.709%, 6/20/67	510,460	30,236
Ser. 17-H03, Class AI, IO, 1.702%, 12/20/66	1,269,990	121,584
Ser. 16-H24, Class CI, IO, 1.695%, 10/20/66	4,352,036	281,276
Ser. 14-H25, Class BI, IO, 1.687%, 12/20/64	1,623,966	109,649
Ser. 15-H09, Class BI, IO, 1.684%, 3/20/65	56,568	3,975
Ser. 17-H16, Class CI, IO, 1.656%, 7/20/67	5,288,532	281,646
Ser. 16-H12, Class AI, IO, 1.653%, 7/20/65	311,036	20,291
Ser. 13-H14, Class XI, IO, 1.629%, 3/20/63	176,557	6,639
Ser. 14-H21, Class AI, IO, 1.621%, 10/20/64	167,996	13,350
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65	210,385	14,769
Ser. 18-H01, Class IB, IO, 1.607%, 1/20/68	6,778,055	313,824
Ser. 15-H24, Class BI, IO, 1.607%, 8/20/65	254,842	9,343
Ser. 15-H22, Class EI, IO, 1.606%, 8/20/65	150,135	6,336
Ser. 17-H06, Class EI, IO, 1.583%, 2/20/67	118,739	6,939
Ser. 17-H03, Class HI, IO, 1.568%, 1/20/67	417,274	25,562
Ser. 14-H23, Class BI, IO, 1.561%, 11/20/64	4,919,502	357,171
Ser. 15-H01, Class BI, IO, 1.558%, 1/20/65	4,673,901	286,959
Ser. 15-H14, Class BI, IO, 1.557%, 5/20/65	275,246	10,948
Ser. 19-H15, Class CI, IO, 1.554%, 7/20/69	11,122,667	655,192
FRB Ser. 12-H23, Class WI, IO, 1.545%, 10/20/62 W	399,911	15,114
Ser. 14-H13, Class BI, IO, 1.544%, 5/20/64	167,333	6,724
Ser. 11-H15, Class AI, IO, 1.531%, 6/20/61	1,272,515	62,423
Ser. 16-H25, Class GI, IO, 1.487%, 11/20/66	474,446	20,309
Ser. 17-H16, Class KI, IO, 1.464%, 8/20/67	3,202,037	205,263
Ser. 14-H06, Class BI, IO, 1.463%, 2/20/64	5,408,709	237,799
Ser. 14-H08, Class CI, IO, 1.46%, 3/20/64	8,087,740	375,708
Ser. 14-H08, Class BI, IO, 1.451%, 4/20/64	131,517	9,960
Ser. 10-H19, Class BI, IO, 1.45%, 8/20/60	205,082	11,882
Ser. 10-H20, Class IF, IO, 1.442%, 10/20/60	1,904,263	91,707
Ser. 16-H08, Class GI, IO, 1.427%, 4/20/66	137,267	6,826
Ser. 13-H24, Class AI, IO, 1.425%, 9/20/63	344,933	12,209
Ser. 14-H09, Class AI, IO, 1.419%, 1/20/64	129,823	4,537
Ser. 12-H29, Class AI, IO, 1.407%, 10/20/62	956,728	27,878
Ser. 12-H29, Class FI, IO, 1.407%, 10/20/62	956,728	27,787
Ser. 12-H29, Class CI, IO, 1.40%, 2/20/62	3,630,277	154,918
Ser. 12-H06, Class AI, IO, 1.333%, 1/20/62	438,218	17,101
Ser. 11-H08, Class GI, IO, 1.252%, 3/20/61 W	137,787	5,622
FRB Ser. 11-H07, Class FI, IO, 1.234%, 2/20/61 W	259,791	6,599

Mortgage Opportunities Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-H11, Class FI, IO, 1.21%, 2/20/62	$5,419,146	$164,542
Ser. 12-H10, Class AI, IO, 1.191%, 12/20/61	3,113,026	93,515
Ser. 11-H16, Class FI, IO, 1.025%, 7/20/61	1,245,003	41,706
Ser. 17-H22, Class DI, IO, 0.859%, 11/20/67	3,185,709	394,467
Ser. 15-H26, Class CI, IO, 0.514%, 8/20/65	150,862	2,022
		60,689,078
Commercial mortgage-backed securities (15.1%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51 W	9,423	10,586
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10, Class D, 3.00%, 7/15/49	731,000	584,304
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	464,000	355,974
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	213,000	114,638
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	100,000	89,973
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 5.043%, 9/10/45 W	440,000	420,116
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.091%, 4/10/47 W	436,000	442,179
FRB Ser. 14-UBS3, Class C, 4.897%, 6/10/47 W	301,000	303,031
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47 W	324,000	328,961
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47 W	467,000	382,481
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47 W	917,000	696,920
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45 W	298,000	165,978
FRB Ser. 14-CR19, Class D, 4.868%, 8/10/47 W	721,000	664,226
Ser. 12-CR4, Class B, 3.703%, 10/15/45	880,000	663,572
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	553,996
Ser. 15-LC19, Class D, 2.867%, 2/10/48	440,000	406,507
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41 W	63,742	35,026
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39 W	9,091	9,083
CSAIL Commercial Mortgage Trust 144A FRB Ser. 18-C14, Class D, 5.054%, 11/15/51 W	401,000	364,702
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.767%, 11/10/46 W	368,000	368,150
FRB Ser. 11-LC2A, Class D, 5.67%, 7/10/44 W	529,000	498,983
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.549%, 2/10/46 W	452,000	387,234
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	349,000	354,368
GS Mortgage Securities Trust FRB Ser. 14-GC20, Class C, 5.128%, 4/10/47 W	378,000	364,353
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.126%, 8/10/43 W	497,000	74,567
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	290,000	231,572
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47 W	1,094,000	415,913
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46 W	739,000	543,466
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47 W	354,000	301,484
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45 W	492,000	483,478
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47 W	1,394,000	722,251
FRB Ser. 13-C12, Class E, 4.236%, 7/15/45 W	625,000	417,426
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	402,000	257,321
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	100,000	47,264
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50 W	566,000	537,764
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	919,266	826,950
FRB Ser. 12-CBX, Class B, 5.081%, 6/15/45 W	656,000	620,997
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46 W	740,000	557,652
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	933,000	279,900
FRB Ser. 11-C3, Class D, 5.909%, 2/15/46 W	641,000	349,875
FRB Ser. 11-C3, Class E, 5.909%, 2/15/46 W	242,000	73,864
FRB Ser. 11-C4, Class C, 5.525%, 7/15/46 W	342,000	338,662

24 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45 W	$224,000	$109,760
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	643,000	396,520
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	21,560
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49 W	380,544	226,957
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 16-C29, Class C, 4.904%, 5/15/49 W	651,000	633,340
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.922%, 10/15/46 W	763,000	457,972
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,150,000	690,000
FRB Ser. 13-C11, Class D, 4.497%, 8/15/46 W	932,000	221,984
FRB Ser. 15-C23, Class D, 4.283%, 7/15/50 W	589,000	529,527
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	482,000	341,873
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	1,286,000	561,185
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	1,800	1,779
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	62,003	61,072
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.599%, 3/15/45 W	332,000	224,849
FRB Ser. 12-C4, Class E, 5.599%, 3/15/45 W	392,000	196,000
FRB Ser. 11-C3, Class G, 5.419%, 7/15/49 W	753,000	382,135
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.90%, 3/25/50	1,097,000	1,009,495
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45 W	541,000	375,590
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	671,000	222,618
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.045%, 5/10/63 W	24,000	23,000
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	37,000	7,125
FRB Ser. 12-C4, Class D, 4.619%, 12/10/45 W	522,000	271,851
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	645,000	634,689
Wells Fargo Commercial Mortgage Trust Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	459,000	381,577
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.917%, 10/15/45 W	360,000	342,000
FRB Ser. 13-LC12, Class D, 4.41%, 7/15/46 W	482,000	192,800
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	279,998
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45 W	628,000	413,831
FRB Ser. 12-C7, Class D, 4.965%, 6/15/45 W	228,000	130,647
FRB Ser. 12-C7, Class E, 4.965%, 6/15/45 W	653,000	313,440
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46 W	1,324,000	526,841
FRB Ser. 12-C10, Class D, 4.575%, 12/15/45 W	674,000	251,852
		26,079,614
Residential mortgage-backed securities (non-agency) (19.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%),
0.34%, 5/25/47	1,920,748	960,375
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	460,157
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.186%, 9/25/35 W	285,638	264,761
FRB Ser. 05-8, Class 21A1, 2.966%, 10/25/35 W	541,875	483,339
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.65%, 1/25/36	174,417	197,170
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.47%, 11/25/36	451,458	400,246
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.38%, 9/25/46	83,088	74,711
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR
+ 0.18%), 0.33%, 11/25/47	1,468,789	1,160,773
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.735%, 4/25/37 W	372,069	364,524
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.50%, 3/25/37	229,022	209,374
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.703%, 8/25/46	98,245	92,061
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.683%, 6/25/46	29,291	25,802

Mortgage Opportunities Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 0.787%, 11/20/35	$158,329	$135,388
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.34%, 8/25/46	109,831	110,380
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.34%, 8/25/46	290,890	239,984
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.34%, 8/25/46	314,218	303,119
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.327%, 2/20/47	350,965	268,658
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR
+ 0.20%), 0.35%, 4/25/46	45,336	36,667
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.85%, 4/25/65 W	392,000	397,018
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 3.00%, 1/25/30	404,000	333,798
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.65%, 5/25/28	248,668	277,936
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.149%, 7/25/28	247,288	262,108
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.70%, 12/25/27	1,400,159	1,536,739
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.10%, 7/25/29	773,000	804,486
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.60%, 3/25/30	250,000	253,670
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%),
12.40%, 2/25/49	260,000	253,606
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%),
11.40%, 4/25/49	2,150,000	2,041,441
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%),
11.15%, 10/25/48	301,000	310,173
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.90%, 1/25/49	164,000	169,158
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%),
10.65%, 3/25/49	755,000	756,822
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.499%, 6/25/50	750,000	813,750
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.30%, 7/25/49	624,000	596,641
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.90%, 9/25/48	818,000	679,281
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	244,000	253,499
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	400,000	399,033
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	370,000	378,152
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.40%, 10/25/48	1,000,000	986,719
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.80%, 1/25/49	517,829	512,490
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.60%, 3/25/49	171,276	169,563
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.45%, 10/25/48	68,800	67,395
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.30%, 12/25/30	1,820,000	1,796,716
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.90%, 10/25/28	814,937	964,974
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.40%, 9/25/28	60,642	72,009
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.90%, 10/25/28	86,448	103,056
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.90%, 8/25/28	26,697	31,671
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.90%, 1/25/29	44,856	51,328
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.40%, 4/25/29	248,983	264,495
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.05%, 10/25/28	327,314	344,915
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.85%, 4/25/28	1,017,296	1,085,098
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 5.20%, 11/25/29	964,000	970,862
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.60%, 5/25/30	284,000	286,167
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.60%, 2/25/30	761,000	761,000
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.60%, 1/25/29	28,750	29,784
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.15%, 10/25/29	535,739	540,184
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.95%, 2/25/30	536,418	537,981
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.80%, 2/25/30	469,013	466,468
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.65%, 5/25/30	1,256,047	1,243,401
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.40%, 7/25/30	142,562	141,192
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2,
(1 Month US LIBOR + 2.00%), 2.15%, 7/25/39	235,998	235,105
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 0.40%, 1/25/36	399,438	217,350
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.33%, 5/25/36	85,256	30,634
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.09%), 0.24%, 1/25/36	1,271,939	559,653

26 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (69.4%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.46%, 5/25/37	$493,199	$432,593
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 0.85%, 1/19/35	327,105	169,901
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.542%, 6/25/36 W	34,610	31,499
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.35%, 6/25/37	192,120	92,281
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.663%, 2/26/37	360,438	326,407
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 1.095%, 8/25/35	17,564	17,281
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.50%, 7/25/29 (Bermuda)	191,000	169,832
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.65%, 7/25/29 (Bermuda)	159,000	141,502
Radnor Re, Ltd. 144A
Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.15%, 2/25/30	1,020,000	840,283
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.85%, 3/25/28 (Bermuda)	964,000	953,976
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.36%, 8/25/36	107,108	101,217
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.33%, 1/25/37	40,652	35,694
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.27%, 8/25/36	321,436	290,450
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%),
4.30%, 11/26/29	879,000	698,917
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.07%, 10/25/44	117,106	109,131
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 1.01%, 10/25/45	84,078	82,587
		33,268,561
Total mortgage-backed securities (cost $133,471,263)		$120,037,253

	Principal
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.8%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$76,257	$87,877
5.00%, 5/20/49	196,134	222,070
4.50%, with due dates from 10/20/49 to 1/20/50	181,495	202,197
4.00%, TBA, 12/1/50	2,000,000	2,125,938
4.00%, with due dates from 8/20/49 to 1/20/50	454,429	502,725
3.50%, with due dates from 8/20/49 to 11/20/49	1,315,846	1,445,761
		4,586,568
U.S. Government Agency Mortgage Obligations (46.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	148,916	166,745
4.50%, 5/1/49	58,512	64,916
Uniform Mortgage-Backed Securities
5.00%, TBA, 12/1/50	1,000,000	1,106,406
4.00%, TBA, 1/1/51	2,000,000	2,135,859
4.00%, TBA, 12/1/50	3,000,000	3,200,625
3.00%, TBA, 12/1/50	1,000,000	1,044,609
2.50%, TBA, 12/1/50	12,000,000	12,577,500
2.00%, TBA, 12/1/50	30,000,000	31,167,186
1.50%, TBA, 12/1/50	28,000,000	28,328,126
		79,791,972
Total U.S. government and agency mortgage obligations (cost $83,696,043)		$84,378,540

	Principal
ASSET-BACKED SECURITIES (5.1%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.109%, 7/25/24	$1,089,000	$1,091,723
Finance of America HECM Buyout 144A FRB Ser. 20-HB1, Class M4, 4.048%, 2/25/30 W	1,782,000	1,534,302
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.09%), 1.05%, 10/25/53	186,000	186,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.95%, 6/25/52	707,000	703,465
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.478%, 4/23/23	320,000	320,000

Mortgage Opportunities Fund 27

	Principal
ASSET-BACKED SECURITIES (5.1%)* cont.	amount	Value
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%),
zero %, 8/10/23	$269,000	$269,000
MRA Issuance Trust 144A
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	428,000	428,003
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.599%, 7/21/21	783,000	783,002
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.90%, 9/7/21	690,000	690,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.65%, 10/10/21	625,000	625,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.30%, 6/25/51	682,000	682,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.976%, 3/26/21	824,000	824,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), zero %, 12/10/21	620,000	620,000
Total asset-backed securities (cost $9,004,997)		$8,756,495

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
0.76/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.76	$51,558,400	$3,609
Goldman Sachs International
0.48625/3 month USD-LIBOR-BBA/Dec-25	Dec-20/0.48625	14,474,100	44,725
(0.48625)/3 month USD-LIBOR-BBA/Dec-25	Dec-20/0.48625	14,474,100	4,053
JPMorgan Chase Bank N.A.
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	87,028,200	1,311,515
Total purchased swap options outstanding (cost $1,276,843)			$1,363,902

	Expiration
PURCHASED OPTIONS OUTSTANDING (1.0%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Jan-21/$102.59	$44,000,000	$44,000,000	$548,812
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Dec-20/104.06	140,000,000	140,000,000	1,084,160
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Dec-20/104.55	79,000,000	79,000,000	23,621
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Dec-20/105.63	37,000,000	37,000,000	2,849
Total purchased options outstanding (cost $545,332)				$1,659,442

	Principal amount/
SHORT-TERM INVESTMENTS (35.7%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.17% L	Shares	32,485,952	$32,485,952
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% P	Shares	2,943,000	2,943,000
U.S. Treasury Bills 0.112%, 12/15/20 ∆ §		$3,400,000	3,399,921
U.S. Treasury Bills 0.107%, 12/3/20 ∆ §		2,300,000	2,299,993
U.S. Treasury Bills 0.095%, 1/26/21 ∆		2,000,000	1,999,728
U.S. Treasury Bills 0.091%, 1/5/21 ∆		800,000	799,945
U.S. Treasury Bills 0.084%, 1/19/21 ∆ §		4,400,000	4,399,535
U.S. Treasury Bills 0.081%, 3/18/21 ∆ §		382,000	381,892
U.S. Treasury Bills 0.081%, 12/10/20 ∆		900,000	899,988
U.S. Treasury Cash Management Bills 0.091%, 2/16/21 ∆ §		2,900,000	2,899,628
U.S. Treasury Cash Management Bills 0.088%, 2/9/21 # ∆ §		5,600,000	5,598,639
U.S. Treasury Cash Management Bills 0.082%, 2/23/21 ∆ §		3,600,000	3,599,412
Total short-term investments (cost $61,707,645)			$61,707,633

TOTAL INVESTMENTS
Total investments (cost $289,702,123)			$277,903,265

28 Mortgage Opportunities Fund

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $172,891,743.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $928,814 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $22,620,163 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,048,898 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $143,437,763 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
	Number of	Notional		Expiration	Unrealized
	contracts	amount	Value	date	depreciation
U.S. Treasury Note 2 yr (Short)	2,054	$453,629,108	$453,629,108	Mar-21	$(181,138)
Unrealized appreciation					—
Unrealized (depreciation)					(181,138)
Total					$(181,138)

WRITTEN SWAP OPTIONS OUTSTANDING at 11/30/20 (premiums $1,228,376) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(0.88)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.88	$25,779,200	$102,602
JPMorgan Chase Bank N.A.
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	87,028,200	72,233
Total			$174,835

Mortgage Opportunities Fund 29

WRITTEN OPTIONS OUTSTANDING at 11/30/20 (premiums $541,875) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Jan-21/$102.59	$44,000,000	$44,000,000	$71,104
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Dec-20/104.06	140,000,000	140,000,000	12,320
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Dec-20/104.55	79,000,000	79,000,000	79,158
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Dec-20/105.63	37,000,000	37,000,000	46,213
Total				$208,795

TBA SALE COMMITMENTS OUTSTANDING at 11/30/20 (proceeds receivable $46,618,477) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 12/1/50	$1,000,000	12/21/20	$1,056,328
Uniform Mortgage-Backed Securities, 4.00%, 12/1/50	2,000,000	12/14/20	2,133,750
Uniform Mortgage-Backed Securities, 2.50%, 12/1/50	12,000,000	12/14/20	12,577,500
Uniform Mortgage-Backed Securities, 2.00%, 12/1/50	30,000,000	12/14/20	31,167,186
Total			$46,934,764

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$12,413,400	$20,892	$(100)	7/6/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	$(8,002)
15,053,100	61,236	(122)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(48,766)
6,947,600	114,351	(92)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(99,662)
24,827,000	630,233	(329)	8/5/30	3 month USD-LIBOR-BBA — Quarterly	0.556% — Semiannually	(590,114)
24,827,000	633,436	(151,774)	9/8/30	0.564% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	463,745
10,710,800	59,284	(87)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(51,595)
381,169,000	110,539 E	(204,162)	12/16/22	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(93,623)
260,586,000	1,042,083 E	3,503	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,045,588
19,679,000	576,969 E	78,967	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.15% — Semiannually	(498,001)
13,692,500	45,199	(129)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	42,967
51,948,000	768,311 E	360,909	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(407,403)
23,171,900	264,901	(307)	10/7/30	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	247,470
24,827,000	281,861	(133,154)	11/4/30	0.724% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	139,325
14,474,100	1,375	(117)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,239)
41,975,000	2,560	(158)	10/16/22	0.2325% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,575)
39,474,000	2,684	(149)	10/19/22	3 month USD-LIBOR-BBA — Quarterly	0.225% — Semiannually	(2,738)
3,920,000	24,284	(52)	10/20/30	3 month USD-LIBOR-BBA — Quarterly	0.774% — Semiannually	(21,880)
38,200,000	4,928	(144)	10/23/22	3 month USD-LIBOR-BBA — Quarterly	0.2345% — Semiannually	5,585
6,287,000	2,678	(83)	10/23/30	0.84250% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,928)
680,000	7	(9)	10/23/30	0.838% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(450)
3,706,000	15,943	(49)	10/27/30	3 month USD-LIBOR-BBA — Quarterly	0.8835% — Semiannually	18,206
5,881,000	453	(78)	10/28/30	0.84005% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,825)
2,446,000	8,610	(32)	11/2/30	3 month USD-LIBOR-BBA — Quarterly	0.8045% — Semiannually	(7,480)
13,728,000	12,094	(111)	11/2/25	3 month USD-LIBOR-BBA — Quarterly	0.43509% — Semiannually	14,424
3,523,000	1,592	(47)	11/3/30	0.8454% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,364)
4,117,000	4,492	(55)	11/4/30	3 month USD-LIBOR-BBA — Quarterly	0.852% — Semiannually	6,388
25,530,000	2,783	(96)	11/4/22	0.235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,164)
331,000	865	(11)	11/4/50	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	1,114
14,588,000	1,999	(55)	11/4/22	3 month USD-LIBOR-BBA — Quarterly	0.2365% — Semiannually	2,123
11,822,000	14,045	(157)	11/4/30	3 month USD-LIBOR-BBA — Quarterly	0.853% — Semiannually	19,499
1,322,000	11,753	(45)	11/5/50	1.294% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,819)
2,952,000	11,560	(39)	11/6/30	0.801% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,355
6,238,000	281	(24)	11/6/22	3 month USD-LIBOR-BBA — Quarterly	0.2325% — Semiannually	258
4,590,000	17,304	(61)	11/6/30	0.8025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,426
28,678,000	631	(108)	11/6/22	3 month USD-LIBOR-BBA — Quarterly	0.229% — Semiannually	(804)
5,993,000	38,008	(79)	11/9/30	3 month USD-LIBOR-BBA — Quarterly	0.777% — Semiannually	(36,021)
35,956,000	144	(136)	11/9/22	0.229% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(631)

30 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,601,000	$28,504	$(55)	11/9/50	3 month USD-LIBOR-BBA — Quarterly	1.192% — Semiannually	$(27,601)
26,705,000	2,697	(101)	11/9/22	3 month USD-LIBOR-BBA — Quarterly	0.234% — Semiannually	2,939
5,582,000	47,933	(74)	11/12/30	3 month USD-LIBOR-BBA — Quarterly	0.93% — Semiannually	49,969
13,530,000	5,277	(51)	11/12/22	3 month USD-LIBOR-BBA — Quarterly	0.248% — Semiannually	5,471
5,547,000	73,914	(74)	11/12/30	0.97881% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(76,227)
5,547,000	72,938	(74)	11/12/30	0.977% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(75,246)
5,547,000	71,584	(74)	11/12/30	0.9745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(73,885)
5,547,000	70,042	(74)	11/12/30	0.97164% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,335)
3,942,000	49,145	(52)	11/12/30	3 month USD-LIBOR-BBA — Quarterly	0.97% — Semiannually	50,666
14,474,100	35,867	(117)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,492)
3,956,000	37,796	(135)	11/17/50	3 month USD-LIBOR-BBA — Quarterly	1.2965% — Semiannually	39,314
40,525,000	28,449	(153)	11/18/22	3 month USD-LIBOR-BBA — Quarterly	0.2655% — Semiannually	28,956
25,426,000	15,281	(96)	11/19/22	0.2615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,635)
2,325,000	10,046	(79)	11/20/50	3 month USD-LIBOR-BBA — Quarterly	1.2765% — Semiannually	10,715
2,294,000	9,286	(78)	11/24/50	3 month USD-LIBOR-BBA — Quarterly	1.2445% — Semiannually	(8,901)
5,874,000	23,149	(78)	11/27/30	0.8855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,653)
522,000	3,272	(18)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.284% — Semiannually	3,255
3,635,000	2,435	(48)	12/2/30	3 month USD-LIBOR-BBA — Quarterly	0.852% — Semiannually	2,387
Total		$(50,203)				$(86,914)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$52,867	$50,519	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	$1,640
					Mae pools — Monthly
17,666	16,719	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	687
					Mae pools — Monthly
22,204	21,014	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	864
					Mae pools — Monthly
Credit Suisse International
109,739	104,864	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	(3,404)
					Mae pools — Monthly
39,870	37,732	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(1,551)
					Mae pools — Monthly
9,076	8,455	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(488)
					Mae pools — Monthly
8,702	8,114	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(464)
					Mae pools — Monthly
Goldman Sachs International
3,461	3,209	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie	205
					Mae pools — Monthly
56,871	54,345	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	1,764
					Mae pools — Monthly
9,904	9,227	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(533)
					Mae pools — Monthly
JPMorgan Securities LLC
5,913	5,514	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(315)
					Mae pools — Monthly
14,615	13,628	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	779
					Mae pools — Monthly
Upfront premium received		—		Unrealized appreciation		5,939
Upfront premium (paid)		—		Unrealized (depreciation)		(6,755)
Total		$—		Total		$(816)

Mortgage Opportunities Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/20 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Barclays Bank PLC
CMBX NA BBB–.7 Index	BB+/P	$34	$6,000	$1,262	1/17/47	300 bp — Monthly	$(1,226)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	531	3,000	281	5/11/63	200 bp — Monthly	251
CMBX NA A.6 Index	A/P	72,461	607,000	56,876	5/11/63	200 bp — Monthly	15,787
CMBX NA BB.11 Index	BB–/P	365,555	647,000	185,754	11/18/54	500 bp — Monthly	180,340
CMBX NA BB.6 Index	B/P	71,327	439,000	200,623	5/11/63	500 bp — Monthly	(128,930)
CMBX NA BB.6 Index	B/P	754,500	1,509,000	689,613	5/11/63	500 bp — Monthly	66,145
CMBX NA BB.6 Index	B/P	285,037	1,987,000	908,059	5/11/63	500 bp — Monthly	(621,366)
CMBX NA BB.7 Index	B+/P	60,373	1,183,000	482,782	1/17/47	500 bp — Monthly	(421,424)
CMBX NA BBB– .13 Index	BBB–/P	96,817	1,104,000	94,392	12/16/72	300 bp — Monthly	2,425
CMBX NA BBB– .13 Index	BBB–/P	262,668	2,791,000	238,631	12/16/72	300 bp — Monthly	25,433
Credit Suisse International
CMBX NA A.7 Index	A-/P	110	3,000	260	1/17/47	200 bp — Monthly	(148)
CMBX NA BB.7 Index	B+/P	44,810	335,000	136,714	1/17/47	500 bp — Monthly	(91,624)
CMBX NA BBB–.6 Index	BB/P	1,768	16,000	4,632	5/11/63	300 bp — Monthly	(2,856)
CMBX NA BBB–.6 Index	BB/P	4,088	37,000	10,712	5/11/63	300 bp — Monthly	(6,605)
CMBX NA BBB–.6 Index	BB/P	125,816	1,339,000	387,641	5/11/63	300 bp — Monthly	(261,155)
CMBX NA BBB–.7 Index	BB+/P	1,379	21,000	4,418	1/17/47	300 bp — Monthly	(3,029)
Goldman Sachs International
CMBX NA BB.6 Index	B/P	33,375	240,000	109,680	5/11/63	500 bp — Monthly	(76,105)
CMBX NA BB.6 Index	B/P	34,230	241,000	110,137	5/11/63	500 bp — Monthly	(75,707)
CMBX NA BB.6 Index	B/P	39,497	330,000	150,810	5/11/63	500 bp — Monthly	(111,038)
CMBX NA BB.6 Index	B/P	57,845	368,000	168,176	5/11/63	500 bp — Monthly	(110,024)
CMBX NA BB.6 Index	B/P	59,139	506,000	231,242	5/11/63	500 bp — Monthly	(171,682)
CMBX NA BB.6 Index	B/P	116,897	1,011,000	462,027	5/11/63	500 bp — Monthly	(344,288)
CMBX NA BB.9 Index	B+/P	264,866	655,000	248,049	9/17/58	500 bp — Monthly	17,363
CMBX NA BBB–.6 Index	BB/P	68	1,000	290	5/11/63	300 bp — Monthly	(221)
CMBX NA BBB–.6 Index	BB/P	520	6,000	1,737	5/11/63	300 bp — Monthly	(1,214)
CMBX NA BBB–.6 Index	BB/P	833	6,000	1,737	5/11/63	300 bp — Monthly	(901)
CMBX NA BBB–.6 Index	BB/P	580	7,000	2,027	5/11/63	300 bp — Monthly	(1,443)
CMBX NA BBB–.6 Index	BB/P	780	7,000	2,027	5/11/63	300 bp — Monthly	(1,243)
CMBX NA BBB–.6 Index	BB/P	758	7,000	2,027	5/11/63	300 bp — Monthly	(1,265)
CMBX NA BBB–.6 Index	BB/P	1,959	13,000	3,764	5/11/63	300 bp — Monthly	(1,798)
CMBX NA BBB–.6 Index	BB/P	2,196	19,000	5,501	5/11/63	300 bp — Monthly	(3,295)
CMBX NA BBB–.6 Index	BB/P	4,985	35,000	10,133	5/11/63	300 bp — Monthly	(5,130)
CMBX NA BBB–.6 Index	BB/P	2,932	39,000	11,291	5/11/63	300 bp — Monthly	(8,339)
CMBX NA BBB–.6 Index	BB/P	4,589	41,000	11,870	5/11/63	300 bp — Monthly	(7,260)
CMBX NA BBB–.6 Index	BB/P	6,102	52,000	15,054	5/11/63	300 bp — Monthly	(8,926)
CMBX NA BBB–.6 Index	BB/P	6,807	61,000	17,660	5/11/63	300 bp — Monthly	(10,822)
CMBX NA BBB–.6 Index	BB/P	6,807	61,000	17,660	5/11/63	300 bp — Monthly	(10,822)
CMBX NA BBB–.6 Index	BB/P	8,944	80,000	23,160	5/11/63	300 bp — Monthly	(14,176)
CMBX NA BBB–.6 Index	BB/P	18,576	121,000	35,030	5/11/63	300 bp — Monthly	(16,393)
CMBX NA BBB–.6 Index	BB/P	19,769	166,000	48,057	5/11/63	300 bp — Monthly	(28,205)
CMBX NA BBB–.6 Index	BB/P	28,389	179,000	51,821	5/11/63	300 bp — Monthly	(23,342)
CMBX NA BBB–.6 Index	BB/P	22,767	192,000	55,584	5/11/63	300 bp — Monthly	(32,721)
CMBX NA BBB–.6 Index	BB/P	22,689	192,000	55,584	5/11/63	300 bp — Monthly	(32,799)
CMBX NA BBB–.6 Index	BB/P	31,086	196,000	56,742	5/11/63	300 bp — Monthly	(25,558)
CMBX NA BBB–.6 Index	BB/P	15,110	199,000	57,611	5/11/63	300 bp — Monthly	(42,401)
CMBX NA BBB–.6 Index	BB/P	23,894	270,000	78,165	5/11/63	300 bp — Monthly	(54,136)
CMBX NA BBB–.6 Index	BB/P	42,824	274,000	79,323	5/11/63	300 bp — Monthly	(36,362)
CMBX NA BBB–.6 Index	BB/P	21,083	286,000	82,797	5/11/63	300 bp — Monthly	(61,571)
CMBX NA BBB–.6 Index	BB/P	20,957	286,000	82,797	5/11/63	300 bp — Monthly	(61,697)
CMBX NA BBB–.6 Index	BB/P	22,360	295,000	85,403	5/11/63	300 bp — Monthly	(62,895)

32 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB/P	$37,025	$300,000	$86,850	5/11/63	300 bp — Monthly	$(49,675)
CMBX NA BBB–.6 Index	BB/P	34,253	310,000	89,745	5/11/63	300 bp — Monthly	(55,337)
CMBX NA BBB–.6 Index	BB/P	29,179	364,000	105,378	5/11/63	300 bp — Monthly	(76,017)
CMBX NA BBB–.6 Index	BB/P	36,144	430,000	124,485	5/11/63	300 bp — Monthly	(88,126)
CMBX NA BBB–.6 Index	BB/P	37,588	592,000	171,384	5/11/63	300 bp — Monthly	(133,500)
CMBX NA BBB–.7 Index	BB+/P	370	5,000	1,052	1/17/47	300 bp — Monthly	(680)
CMBX NA BBB–.7 Index	BB+/P	3,816	37,000	7,785	1/17/47	300 bp — Monthly	(3,951)
CMBX NA BBB–.7 Index	BB+/P	4,227	52,000	10,941	1/17/47	300 bp — Monthly	(6,687)
CMBX NA BBB–.7 Index	BB+/P	4,856	57,000	11,993	1/17/47	300 bp — Monthly	(7,109)
CMBX NA BBB–.7 Index	BB+/P	23,196	206,000	43,342	1/17/47	300 bp — Monthly	(20,044)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	4,060	29,000	2,717	5/11/63	200 bp — Monthly	1,352
CMBX NA BB.10 Index	BB–/P	23,189	289,000	113,808	5/11/63	500 bp — Monthly	(90,379)
CMBX NA BB.6 Index	B/P	1,010,036	1,962,000	896,634	5/11/63	500 bp — Monthly	115,037
CMBX NA BBB– .13 Index	BBB–/P	184,531	922,000	78,831	12/16/72	300 bp — Monthly	106,161
CMBX NA BBB–.6 Index	BB/P	12,524,656	39,176,000	11,341,452	5/11/63	300 bp — Monthly	1,202,795
CMBX NA BBB–.7 Index	BB+/P	21,129	90,000	18,936	1/17/47	300 bp — Monthly	2,238
Merrill Lynch International
CMBX NA BB.6 Index	B/P	41,596	372,000	170,004	5/11/63	500 bp — Monthly	(128,098)
CMBX NA BB.7 Index	B+/P	16,216	134,000	54,685	1/17/47	500 bp — Monthly	(38,357)
CMBX NA BB.7 Index	B+/P	27,163	287,000	117,125	1/17/47	500 bp — Monthly	(89,723)
CMBX NA BBB–.6 Index	BB/P	17,670	246,000	71,217	5/11/63	300 bp — Monthly	(53,424)
CMBX NA BBB–.6 Index	BB/P	23,074	313,000	90,614	5/11/63	300 bp — Monthly	(67,383)
CMBX NA BBB–.6 Index	BB/P	29,676	328,000	94,956	5/11/63	300 bp — Monthly	(65,116)
CMBX NA BBB–.6 Index	BB/P	43,062	489,000	141,566	5/11/63	300 bp — Monthly	(98,259)
CMBX NA BBB–.6 Index	BB/P	42,790	561,000	162,410	5/11/63	300 bp — Monthly	(119,339)
CMBX NA BBB–.6 Index	BB/P	114,301	1,567,000	453,647	5/11/63	300 bp — Monthly	(338,562)
CMBX NA BBB–.6 Index	BB/P	95,460	1,742,000	504,309	5/11/63	300 bp — Monthly	(407,978)
CMBX NA BBB–.6 Index	BB/P	193,404	2,166,000	627,057	5/11/63	300 bp — Monthly	(432,570)
CMBX NA BBB–.6 Index	BB/P	152,021	2,365,000	684,668	5/11/63	300 bp — Monthly	(531,464)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	B/P	29,053	239,000	109,223	5/11/63	500 bp — Monthly	(79,970)
CMBX NA BB.9 Index	B+/P	40,857	102,000	38,627	9/17/58	500 bp — Monthly	2,314
CMBX NA BBB–.6 Index	BB/P	41,903	571,000	165,305	5/11/63	300 bp — Monthly	(123,116)
CMBX NA BBB–.6 Index	BB/P	59,391	711,000	205,835	5/11/63	300 bp — Monthly	(146,088)
CMBX NA BBB–.6 Index	BB/P	316,365	917,000	265,472	5/11/63	300 bp — Monthly	51,352
CMBX NA BBB–.6 Index	BB/P	69,002	1,051,000	304,265	5/11/63	300 bp — Monthly	(234,737)
CMBX NA BBB–.6 Index	BB/P	69,717	1,056,000	305,712	5/11/63	300 bp — Monthly	(235,467)
CMBX NA BBB–.6 Index	BB/P	87,617	1,093,000	316,424	5/11/63	300 bp — Monthly	(228,260)
CMBX NA BBB–.6 Index	BB/P	110,571	1,476,000	427,302	5/11/63	300 bp — Monthly	(315,993)
CMBX NA BBB–.6 Index	BB/P	1,685,658	25,444,000	7,366,038	5/11/63	300 bp — Monthly	(5,645,084)
Upfront premium received		20,376,309		Unrealized appreciation			1,788,993
Upfront premium (paid)		—		Unrealized (depreciation)			(12,892,635)
Total		$20,376,309		Total			$(11,103,642)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Mortgage Opportunities Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited)
	Upfront
	premium			Termi-		Unrealized
Swap counterparty/	received	Notional		nation	Payments	appreciation/
Referenced debt*	(paid)**	amount	Value	date	(paid) by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(11,103)	$110,000	$10,307	5/11/63	(200 bp) — Monthly	$(833)
CMBX NA A.7 Index	(22)	3,000	260	1/17/47	(200 bp) — Monthly	237
CMBX NA BB.10 Index	(13,985)	134,000	52,769	11/17/59	(500 bp) — Monthly	38,673
CMBX NA BB.10 Index	(12,061)	110,000	43,318	11/17/59	(500 bp) — Monthly	31,165
CMBX NA BB.11 Index	(53,073)	735,000	211,019	11/18/54	(500 bp) — Monthly	157,333
CMBX NA BB.11 Index	(78,125)	603,000	173,121	11/18/54	(500 bp) — Monthly	94,494
CMBX NA BB.11 Index	(26,404)	509,000	146,134	11/18/54	(500 bp) — Monthly	119,306
CMBX NA BB.11 Index	(25,963)	509,000	146,134	11/18/54	(500 bp) — Monthly	119,747
CMBX NA BB.11 Index	(17,530)	255,000	73,211	11/18/54	(500 bp) — Monthly	55,468
CMBX NA BB.11 Index	(13,102)	139,000	39,907	11/18/54	(500 bp) — Monthly	26,689
CMBX NA BB.12 Index	(36,732)	428,000	114,490	8/17/61	(500 bp) — Monthly	77,401
CMBX NA BB.8 Index	(38,367)	309,000	133,673	10/17/57	(500 bp) — Monthly	95,049
CMBX NA BB.9 Index	(7,104)	181,000	68,545	9/17/58	(500 bp) — Monthly	61,289
CMBX NA BB.9 Index	(8,710)	135,000	51,125	9/17/58	(500 bp) — Monthly	42,302
CMBX NA BB.9 Index	(3,698)	102,000	38,627	9/17/58	(500 bp) — Monthly	34,845
CMBX NA BBB– .10 Index	(479,876)	2,791,000	451,584	11/17/59	(300 bp) — Monthly	(29,688)
CMBX NA BBB– .12 Index	(13,313)	59,000	6,933	8/17/61	(300 bp) — Monthly	(6,410)
CMBX NA BBB– .6 Index	(648,050)	1,994,000	577,263	5/11/63	(300 bp) — Monthly	(71,784)
CMBX NA BBB–.10 Index	(262,173)	880,000	142,384	11/17/59	(300 bp) — Monthly	(120,229)
CMBX NA BBB–.11 Index	(149,473)	467,000	54,265	11/18/54	(300 bp) — Monthly	(95,441)
CMBX NA BBB–.11 Index	(95,818)	293,000	34,047	11/18/54	(300 bp) — Monthly	(61,918)
CMBX NA BBB–.11 Index	(68,943)	211,000	24,518	11/18/54	(300 bp) — Monthly	(44,530)
CMBX NA BBB–.11 Index	(46,798)	146,000	16,965	11/18/54	(300 bp) — Monthly	(29,937)
CMBX NA BBB–.11 Index	(15,013)	102,000	11,852	11/18/54	(300 bp) — Monthly	(3,211)
CMBX NA BBB–.12 Index	(137,949)	413,000	48,528	8/17/61	(300 bp) — Monthly	(89,628)
CMBX NA BBB–.12 Index	(122,676)	349,000	41,008	8/17/61	(300 bp) — Monthly	(81,843)
CMBX NA BBB–.7 Index	(60,813)	278,000	58,491	1/17/47	(300 bp) — Monthly	(2,460)
CMBX NA BBB–.7 Index	(989)	196,000	41,238	1/17/47	(300 bp) — Monthly	40,152
CMBX NA BBB–.9 Index	(68,611)	290,000	52,954	9/17/58	(300 bp) — Monthly	(15,802)
Credit Suisse International
CMBX NA BB.10 Index	(50,421)	424,000	166,971	11/17/59	(500 bp) — Monthly	116,197
CMBX NA BB.10 Index	(27,719)	223,000	87,817	11/17/59	(500 bp) — Monthly	59,913
Goldman Sachs International
CMBX NA BB.12 Index	(103,987)	284,000	75,970	8/17/61	(500 bp) — Monthly	(28,254)
CMBX NA BB.7 Index	(43,198)	227,000	92,639	1/17/47	(500 bp) — Monthly	49,251
CMBX NA BB.8 Index	(11,330)	100,000	43,260	10/17/57	(500 bp) — Monthly	31,847
CMBX NA BB.9 Index	(16,195)	417,000	157,918	9/17/58	(500 bp) — Monthly	141,376
CMBX NA BB.9 Index	(62,086)	390,000	147,693	9/17/58	(500 bp) — Monthly	85,282
CMBX NA BB.9 Index	(26,089)	250,000	94,675	9/17/58	(500 bp) — Monthly	68,377
CMBX NA BB.9 Index	(31,123)	197,000	74,604	9/17/58	(500 bp) — Monthly	43,316
CMBX NA BB.9 Index	(30,349)	190,000	71,953	9/17/58	(500 bp) — Monthly	41,446
CMBX NA BB.9 Index	(6,035)	56,000	21,207	9/17/58	(500 bp) — Monthly	15,125
CMBX NA BB.9 Index	(6,188)	52,000	19,692	9/17/58	(500 bp) — Monthly	13,461
CMBX NA BB.9 Index	(6,258)	52,000	19,692	9/17/58	(500 bp) — Monthly	13,391
CMBX NA BBB–.6 Index	(32,934)	601,000	173,990	5/11/63	(300 bp) — Monthly	140,755
JPMorgan Securities LLC
CMBX NA BB.11 Index	(2,338,620)	4,288,000	1,231,085	11/18/54	(500 bp) — Monthly	(1,111,458)
CMBX NA BB.12 Index	(320,742)	584,000	156,220	8/17/61	(500 bp) — Monthly	(165,009)
CMBX NA BB.17 Index	(1,282,407)	2,619,000	1,068,814	1/17/47	(500 bp) — Monthly	(215,776)
CMBX NA BBB– .10 Index	(21,935)	133,000	21,519	11/17/59	(300 bp) — Monthly	(482)
CMBX NA BBB–.10 Index	(85,802)	288,000	46,598	11/17/59	(300 bp) — Monthly	(39,348)
CMBX NA BBB–.10 Index	(48,454)	172,000	27,830	11/17/59	(300 bp) — Monthly	(20,710)
CMBX NA BBB–.11 Index	(126,697)	393,000	45,667	11/18/54	(300 bp) — Monthly	(81,227)

34 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-		Unrealized
Swap counterparty/	received	Notional		nation	Payments	appreciation/
Referenced debt*	(paid)**	amount	Value	date	(paid) by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.11 Index	$(61,917)	$197,000	$22,891	11/18/54	(300 bp) — Monthly	$(39,125)
CMBX NA BBB–.11 Index	(20,087)	64,000	7,437	11/18/54	(300 bp) — Monthly	(12,682)
CMBX NA BBB–.12 Index	(137,248)	393,000	46,178	8/17/61	(300 bp) — Monthly	(91,267)
CMBX NA BBB–.12 Index	(90,914)	274,000	32,195	8/17/61	(300 bp) — Monthly	(58,856)
Merrill Lynch International
CMBX NA BB.10 Index	(19,061)	335,000	131,923	11/17/59	(500 bp) — Monthly	112,582
CMBX NA BB.11 Index	(125,536)	254,000	72,923	11/18/54	(500 bp) — Monthly	(52,824)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(14,053)	134,000	52,769	11/17/59	(500 bp) — Monthly	38,604
CMBX NA BB.11 Index	(58,139)	592,000	169,963	11/18/54	(500 bp) — Monthly	111,331
CMBX NA BB.11 Index	(11,420)	117,000	33,591	11/18/54	(500 bp) — Monthly	22,073
CMBX NA BB.11 Index	(9,910)	104,000	29,858	11/18/54	(500 bp) — Monthly	19,861
CMBX NA BB.12 Index	(55,505)	1,051,000	281,143	8/17/61	(500 bp) — Monthly	224,761
CMBX NA BB.12 Index	(29,136)	413,000	110,478	8/17/61	(500 bp) — Monthly	80,997
CMBX NA BB.12 Index	(28,670)	401,000	107,268	8/17/61	(500 bp) — Monthly	78,263
CMBX NA BB.12 Index	(20,225)	277,000	74,098	8/17/61	(500 bp) — Monthly	53,641
CMBX NA BB.12 Index	(104,400)	174,000	46,545	8/17/61	(500 bp) — Monthly	(58,000)
CMBX NA BB.12 Index	(8,086)	99,000	26,483	9/17/58	(500 bp) — Monthly	18,314
CMBX NA BB.7 Index	(63,621)	340,000	138,754	1/17/47	(500 bp) — Monthly	74,850
CMBX NA BB.7 Index	(34,709)	180,000	73,458	1/17/47	(500 bp) — Monthly	38,599
CMBX NA BB.9 Index	(37,254)	1,056,000	399,907	9/17/58	(500 bp) — Monthly	361,773
CMBX NA BB.9 Index	(6,646)	170,000	64,379	9/17/58	(500 bp) — Monthly	57,591
CMBX NA BB.9 Index	(12,489)	103,000	39,006	9/17/58	(500 bp) — Monthly	26,432
CMBX NA BB.9 Index	(12,822)	89,000	33,704	9/17/58	(500 bp) — Monthly	20,808
CMBX NA BB.9 Index	(9,990)	66,000	24,994	9/17/58	(500 bp) — Monthly	14,949
CMBX NA BB.9 Index	(5,559)	65,000	24,616	9/17/58	(500 bp) — Monthly	19,002
CMBX NA BB.9 Index	(3,447)	56,000	21,207	9/17/58	(500 bp) — Monthly	17,714
CMBX NA BB.9 Index	(6,305)	52,000	19,692	9/17/58	(500 bp) — Monthly	13,344
CMBX NA BB.9 Index	(1,358)	10,000	3,787	9/17/58	(500 bp) — Monthly	2,420
CMBX NA BBB– .10 Index	(12,576)	58,000	9,384	11/17/59	(300 bp) — Monthly	(3,220)
CMBX NA BBB– .10 Index	(11,028)	51,000	8,252	11/17/59	(300 bp) — Monthly	(2,802)
CMBX NA BBB–.11 Index	(144,032)	450,000	52,290	11/18/54	(300 bp) — Monthly	(91,967)
CMBX NA BBB–.11 Index	(144,032)	450,000	52,290	11/18/54	(300 bp) — Monthly	(91,967)
CMBX NA BBB–.11 Index	(124,383)	393,000	45,667	11/18/54	(300 bp) — Monthly	(78,913)
CMBX NA BBB–.11 Index	(61,484)	197,000	22,891	11/18/54	(300 bp) — Monthly	(38,691)
CMBX NA BBB–.11 Index	(17,471)	111,000	12,898	11/18/54	(300 bp) — Monthly	(4,628)
CMBX NA BBB–.11 Index	(9,476)	30,000	3,486	11/18/54	(300 bp) — Monthly	(6,005)
CMBX NA BBB–.12 Index	(143,434)	464,000	54,520	8/17/61	(300 bp) — Monthly	(89,216)
Upfront premium received	—		Unrealized appreciation			3,221,796
Upfront premium (paid)	(8,851,466)		Unrealized (depreciation)			(3,036,141)
Total	$(8,851,466)		Total			$185,655

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Mortgage Opportunities Fund 35

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,545,490	$1,211,005
Mortgage-backed securities	—	120,037,253	—
Purchased options outstanding	—	1,659,442	—
Purchased swap options outstanding	—	1,363,902	—
U.S. government and agency mortgage obligations	—	84,378,540	—
Short-term investments	35,428,952	26,278,681	—
Totals by level	$35,428,952	$241,263,308	$1,211,005

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(181,138)	$—	$—
Written options outstanding	—	(208,795)	—
Written swap options outstanding	—	(174,835)	—
TBA sale commitments	—	(46,934,764)	—
Interest rate swap contracts	—	(36,711)	—
Total return swap contracts	—	(816)	—
Credit default contracts	—	(22,442,830)	—
Totals by level	$(181,138)	$(69,798,751)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

36 Mortgage Opportunities Fund

Statement of assets and liabilities 11/30/20 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $257,216,171)	$245,417,313
Affiliated issuers (identified cost $32,485,952) (Notes 1 and 5)	32,485,952
Cash	18,082
Interest and other receivables	1,471,989
Receivable for shares of the fund sold	45,941
Receivable for investments sold	810,368
Receivable for sales of delayed delivery securities (Note 1)	83,484
Receivable for sales of TBA securities (Note 1)	46,655,810
Receivable from Manager (Note 2)	45,361
Receivable for variation margin on centrally cleared swap contracts (Note 1)	339,585
Unrealized appreciation on OTC swap contracts (Note 1)	5,016,728
Premium paid on OTC swap contracts (Note 1)	8,851,466
Prepaid assets	34,345
Total assets	341,276,424

LIABILITIES
Payable for investments purchased	16,409
Payable for purchases of delayed delivery securities (Note 1)	83,366
Payable for purchases of TBA securities (Note 1)	81,186,558
Payable for shares of the fund repurchased	18,166
Payable for custodian fees (Note 2)	53,595
Payable for investor servicing fees (Note 2)	5,505
Payable for Trustee compensation and expenses (Note 2)	6,855
Payable for administrative services (Note 2)	680
Payable for distribution fees (Note 2)	1,071
Payable for variation margin on futures contracts (Note 1)	64,247
Payable for variation margin on centrally cleared swap contracts (Note 1)	288,944
Unrealized depreciation on OTC swap contracts (Note 1)	15,935,531
Premium received on OTC swap contracts (Note 1)	20,376,309
Written options outstanding, at value (premiums $1,770,251) (Note 1)	383,630
TBA sale commitments, at value (proceeds receivable $46,618,477) (Note 1)	46,934,764
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	2,943,000
Other accrued expenses	86,051
Total liabilities	168,384,681

Net assets	$172,891,743

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$212,047,636
Total distributable earnings (Note 1)	(39,155,893)
Total — Representing net assets applicable to capital shares outstanding	$172,891,743

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,730,736 divided by 185,193 shares)	$9.35
Offering price per class A share (100/96.00 of $9.35)*	$9.74
Net asset value and offering price per class C share ($292,718 divided by 31,291 shares)**	$9.35
Net asset value and offering price per class I share ($122,457,530 divided by 13,087,249 shares)	$9.36
Net asset value, offering price and redemption price per class R6 share ($944,813 divided by 100,965 shares)	$9.36
Net asset value, offering price and redemption price per class Y share ($47,465,946 divided by 5,073,202 shares)	$9.36

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 37

Statement of operations Six months ended 11/30/20 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $68,281 from investments in affiliated issuers) (Note 5)	$4,635,071
Total investment income	4,635,071

EXPENSES
Compensation of Manager (Note 2)	572,734
Investor servicing fees (Note 2)	18,664
Custodian fees (Note 2)	18,071
Trustee compensation and expenses (Note 2)	4,903
Distribution fees (Note 2)	4,817
Administrative services (Note 2)	1,726
Auditing and tax fees	80,415
Blue sky expense	44,890
Other	26,075
Fees waived and reimbursed by Manager (Note 2)	(267,122)
Total expenses	505,173
Expense reduction (Note 2)	(1,832)
Net expenses	503,341

Net investment income	4,131,730

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,915,000)
Futures contracts (Note 1)	184,537
Swap contracts (Note 1)	(12,645,483)
Written options (Note 1)	2,577,556
Total net realized loss	(12,798,390)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	7,503,856
Futures contracts	(79,917)
Swap contracts	11,968,437
Written options	1,036,737
Total change in net unrealized appreciation	20,429,113

Net gain on investments	7,630,723

Net increase in net assets resulting from operations	$11,762,453

The accompanying notes are an integral part of these financial statements.

38 Mortgage Opportunities Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 11/30/20*	Year ended 5/31/20
Operations
Net investment income	$4,131,730	$10,537,077
Net realized gain (loss) on investments	(12,798,390)	4,646,798
Change in net unrealized appreciation (depreciation) of investments	20,429,113	(45,208,804)
Net increase (decrease) in net assets resulting from operations	11,762,453	(30,024,929)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(38,538)	(202,543)
Class C	(4,577)	(9,740)
Class I	(2,641,695)	(19,146,660)
Class R6	(13,739)	—
Class Y	(911,551)	(1,900,746)
From return of capital
Class A	—	(3,995)
Class C	—	(192)
Class I	—	(377,635)
Class Y	—	(37,489)
Increase (decrease) from capital share transactions (Note 4)	(89,917,041)	84,286,907
Total increase (decrease) in net assets	(81,764,688)	32,582,978

NET ASSETS
Beginning of period	254,656,431	222,073,453
End of period	$172,891,743	$254,656,431

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 39

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio of expenses
			Net realized and	Total from							to average net assets	Ratio of net investment
	Net asset value,	Net investment	unrealized gain (loss)	investment	From net	From return	Total	Net asset value,	Total return at net	Net assets, end of period	excluding interest	income (loss) to average
Period ended	beginning of period	income (loss)[a]	on investments	operations	investment income	of capital	distributions	end of period	asset value (%)[b]	(in thousands)	expense (%)[c,d]	net assets (%)[d]	Portfolio turnover (%)[e]
Class A
November 30, 2020**	$9.01	.18	.31	.49	(.15)	—	(0.15)	$9.35	5.48*	$1,731	.38*	1.91*	460 *
May 31, 2020†	10.51	.31	(1.11)	(.80)	(.69)	(.01)	(0.70)	9.01	(8.32)*	2,805	.71*	3.11*	1,311
Class C
November 30, 2020**	$9.01	.14	.32	.46	(.12)	—	(0.12)	$9.35	5.07*	$293	.76*	1.52*	460 *
May 31, 2020†	10.51	.24	(1.11)	(.87)	(.62)	(.01)	(0.63)	9.01	(8.91)*	337	1.40 *	2.46*	1,311
Class I
November 30, 2020**	$9.02	.19	.31	.50	(.16)	—	(0.16)	$9.36	5.61*	$122,458	.24*	2.04*	460 *
May 31, 2020	10.46	.36	(1.08)	(.72)	(.71)	(.01)	(0.72)	9.02	(7.40)	196,765.47		3.50	1,311
May 31, 2019	10.73	.47	(.14)	.33	(.60)	—	(0.60)	10.46	3.25	222,073.47		4.41	1,012
May 31, 2018	10.08	.42	.31	.73	(.08)	—	(0.08)	10.73	7.27	274,480.47		4.07	1,372
May 31, 2017	9.46	.46	.45	.91	(.29)	—	(0.29)	10.08	9.67	31,109.56		4.62	1,065
May 31, 2016	10.04	.24	(.49)	(.25)	(.33)	—	(0.33)	9.46	(2.60)	9,774.60		2.44	1,074
Class R6
November 30, 2020**#	$9.02	.19	.31	.50	(.16)	—	(0.16)	$9.36	5.59*	$945	.26*	2.00 *	460 *
Class Y
November 30, 2020**	$9.02	.19	.31	.50	(.16)	—	(0.16)	$9.36	5.61*	$47,466	.26*	2.01*	460 *
May 31, 2020†	10.51	.33	(1.11)	(.78)	(.70)	(.01)	(0.71)	9.02	(8.10)*	54,750	.48*	3.40 *	1,311

* Not annualized.

** Unaudited.

# For the period June 1, 2020 (commencement of operations) to November 30, 2020.

† For the period July 1, 2019 (commencement of operations) to May 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of each class reflect a reduction of the following amount (Note 2):

				Percentage of average net assets
	11/30/20	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Class A	0.13%	0.20%	N/A	N/A	N/A	N/A
Class C	0.13	0.20	N/A	N/A	N/A	N/A
Class I	0.13	0.22	0.21%	0.32%	1.21%	2.33%
Class R6	0.13	N/A	N/A	N/A	N/A	N/A
Class Y	0.13	0.20	N/A	N/A	N/A	N/A

e Portfolio turnover includes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

40 Mortgage Opportunities Fund	Mortgage Opportunities Fund 41

Notes to financial statements 11/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from June 1, 2020 through November 30, 2020.

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class C, class I, class R6 and class Y shares. The fund began offering class R6 shares on June 1, 2020. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge. Class I, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. The expenses for class A and class C shares may differ based on the distribution fee of each class, which is identified in Note 2. Class I, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A and class C shares, but do not bear a distribution fee, and in the case of class I shares, has a lower investor servicing fee. Class I shares are intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

42 Mortgage Opportunities Fund

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to

Mortgage Opportunities Fund 43

centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

44 Mortgage Opportunities Fund

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $22,502,094 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $22,620,163 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,206,215	$—	$1,206,215

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $23,349,416 to its fiscal year ending May 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and May 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and May 31, 2020), to the extent allowed by the code, these will be available for use on June 1, 2020.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $210,246,877, resulting in gross unrealized appreciation and depreciation of $35,754,608 and $38,078,109, respectively, or net unrealized depreciation of $2,323,501.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Mortgage Opportunities Fund 45

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates.

0.550%	of the first $500 million of average net assets,
0.500%	of the next $500 million of average net assets
0.450%	of any excess thereafter

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.281% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.46% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $267,122 as a result of this limit.

Putnam Management has also contractually agreed, through September 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$471	Class R6	184
Class C	73	Class Y	10,327
Class I	7,609	Total	$18,664

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,832 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $119, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

46 Mortgage Opportunities Fund

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$2,981
Class C	1.00%	1.00%	1,836
Total			$4,817

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $14 from the sale of class A shares and received $1 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$860,751,554	$903,718,009
U.S. government securities (Long-term)	—	—
Total	$860,751,554	$903,718,009

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

			FOR THE PERIOD 7/1/19 (COMMENCEMENT
	SIX MONTHS ENDED 11/30/20		OF OPERATIONS) TO 5/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	26,040	$247,479	659,834	$6,927,603
Shares issued in connection with reinvestment of distributions	4,183	38,532	19,970	204,401
	30,223	286,011	679,804	7,132,004
Shares repurchased	(156,424)	(1,436,779)	(368,410)	(3,639,701)
Net increase (decrease)	(126,201)	$(1,150,768)	311,394	$3,492,303

			FOR THE PERIOD 7/1/19 (COMMENCEMENT
	SIX MONTHS ENDED 11/30/20		OF OPERATIONS) TO 5/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	13,232	$123,813	59,026	$612,586
Shares issued in connection with reinvestment of distributions	497	4,577	998	9,932
	13,729	128,390	60,024	622,518
Shares repurchased	(19,772)	(181,927)	(22,690)	(206,253)
Net increase (decrease)	(6,043)	$(53,537)	37,334	$416,265

	SIX MONTHS ENDED 11/30/20		YEAR ENDED 5/31/20
Class I	Shares	Amount	Shares	Amount
Shares sold	549,570	$5,109,957	8,782,146	$92,091,867
Shares issued in connection with reinvestment of distributions	176,109	1,623,838	915,875	9,461,123
	725,679	6,733,795	9,698,021	101,552,990
Shares repurchased	(9,455,092)	(87,223,674)	(9,105,614)	(88,009,684)
Net increase (decrease)	(8,729,413)	$(80,489,879)	592,407	$13,543,306

Mortgage Opportunities Fund 47

	SIX MONTHS ENDED 11/30/20
Class R6	Shares	Amount
Shares sold	105,023	$967,864
Shares issued in connection with reinvestment of distributions	1,494	13,739
	106,517	981,603
Shares repurchased	(5,552)	(50,794)
Net increase	100,965	$930,809

			FOR THE PERIOD 7/1/19 (COMMENCEMENT
	SIX MONTHS ENDED 11/30/20		OF OPERATIONS) TO 5/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	16,607	$153,790	10,147,130	$105,703,074
Shares issued in connection with reinvestment of distributions	95,753	882,795	185,909	1,861,402
	112,360	1,036,585	10,333,039	107,564,476
Shares repurchased	(1,110,016)	(10,190,251)	(4,262,181)	(40,729,443)
Net increase (decrease)	(997,656)	$(9,153,666)	6,070,858	$66,835,033

At the close of the reporting period, Putnam Investments, LLC owned 1,128 class R6 shares of the fund (1.12% of class R6 shares outstanding), valued at $10,558.

At the close of the reporting period, four shareholders of record owned 6.6%, 8.8%, 26.7% and 28.1%, respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 5/31/20	cost	proceeds	income	of 11/30/20
Short-term investments
Putnam Short Term Investment Fund*	$47,503,886	$80,509,775	$95,527,709	$68,281	$32,485,952
Total Short-term investments	$47,503,886	$80,509,775	$95,527,709	$68,281	$32,485,952

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

48 Mortgage Opportunities Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$485,600,000
Purchased swap option contracts (contract amount)	$111,700,000
Written TBA commitment option contracts (contract amount)	$495,900,000
Written swap option contracts (contract amount)	$51,400,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$1,075,300,000
OTC total return swap contracts (notional)	$380,000
OTC credit default contracts (notional)	$157,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not accounted for
as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$9,037,121	Payables	$31,479,951
	Investments, Receivables, Net		Payables, Net assets —
Interest rate contracts	assets — Unrealized appreciation	5,649,245*	Unrealized depreciation	3,228,196*
Total		$14,686,366		$34,708,147

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(9,987,914)	$(9,987,914)
Interest rate contracts	4,056,144	184,537	(2,657,569)	$1,583,112
Total	$4,056,144	$184,537	$(12,645,483)	$(8,404,802)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$11,197,097	$11,197,097
Interest rate contracts	3,693,536	(79,917)	771,340	$4,384,959
Total	$3,693,536	$(79,917)	$11,968,437	$15,582,056

Mortgage Opportunities Fund 49

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N. A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$339,585	$—	$—	$—	$—	$—	$—	$—	$—	$339,585
OTC Total return swap contracts*#	3,191	—	—	—	—	1,969	—	779	—	—	5,939
OTC Credit default contracts —
protection purchased*#	—	—	—	2,856,910	254,250	991,145	—	2,698,883	204,355	2,031,578	9,037,121
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
Purchased swap options**#	—	—	3,609	—	—	48,778	1,311,515	—	—	—	1,363,902
Purchased options**#	—	—	—	—	—	—	1,659,442	—	—	—	1,659,442
Total Assets	$3,191	$339,585	$3,609	$2,856,910	$254,250	$1,041,892	$2,970,957	$2,699,662	$204,355	$2,031,578	$12,405,989
Liabilities:
Centrally cleared interest rate
swap contracts§	—	288,944	—	—	—	—	—	—	—	—	288,944
OTC Total return swap contracts*#	—	—	—	—	5,907	533	—	315	—	—	6,755
OTC Credit default contracts —
protection sold*#	1,260	—	—	2,850,608	543,388	3,022,409	—	12,430,397	3,166,706	9,465,183	31,479,951
Futures contracts§	—	—	—	—	—	—	—	64,247	—	—	64,247
Written swap options#	—	—	102,602	—	—	—	72,233	—	—	—	174,835
Written options#	—	—	—	—	—	—	208,795	—	—	—	208,795
Total Liabilities	$1,260	$288,944	$102,602	$2,850,608	$549,295	$3,022,942	$281,028	$12,494,959	$3,166,706	$9,465,183	$32,223,527
Total Financial and Derivative Net Assets	$1,931	$50,641	$(98,993)	$6,302	$(295,045)	$(1,981,050)	$2,689,929	$(9,795,297)	$(2,962,351)	$(7,433,605)	$(19,817,538)
Total collateral received (pledged)†##	$—	$—	$(98,993)	$6,302	$(263,958)	$(1,981,050)	$2,500,000	$(9,762,990)	$(2,962,351)	$(7,433,605)
Net amount	$1,931	$50,641	$—	$—	$(31,087)	$—	$189,929	$(32,307)	$—	$—
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$120,000	$—	$—	$2,500,000	$323,000	$—	$—	$2,943,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$(110,978)	$—	$(263,958)	$(2,036,672)	$—	$(9,762,990)	$(2,989,708)	$(7,455,857)	$(22,620,163)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $928,814 and $2,048,898, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017 -08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310 -20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

50 Mortgage Opportunities Fund	Mortgage Opportunities Fund 51

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

52 Mortgage Opportunities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Mortgage Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SA765 323827 1/21

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 26, 2021